Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales	$ 159,673	$ 133,307	$ 513,046	$ 365,760	$ 504,179	$ 368,663	$ 137,911
Cost of goods sold	94,475	77,778	300,969	212,070	295,935	219,884	86,405
Gross profit	65,198	55,529	212,077	153,690	208,244	148,779	51,506
Selling, general, and administrative	28,891	17,303	79,093	48,790	70,875	62,371	33,231
Research and development costs	7,133	5,982	20,167	17,198	23,483	20,630	6,802
Amortization of intangible assets	3,553	2,699	10,391	8,099	11,082	10,456	4,434
Acquisition and restructuring costs	368	1,092	21,877	5,624	9,743	4,942	9,153
Related party acquisition and management fee costs	23,250	894	25,789	2,665	6,089	3,662	12,869
Other operating expense (income)	89	(821)	3	(1,089)	1,517	644	1,209
Total operating expense	63,284	27,149	157,320	81,287	122,789	102,705	67,698
Loss from operations	1,914	28,380	54,757	72,403	85,455	46,074	(16,192)
Change in fair value of warrant liability	17,273		17,273
Change in fair value of earn-out liability	6,866		6,866
Loss on early extinguishment of debt	1,425		1,425
Interest expense	9,851	9,325	31,096	31,843	43,772	50,386	18,996
Total non-operating expense	35,415	9,325	56,660	31,843
Income (loss) before income taxes	(33,501)	19,055	(1,903)	40,560	41,683	(4,312)	(35,188)
Income tax expense	(3,301)	5,512	7,255	9,656	8,826	(4,873)	(4,575)
Net income (loss)	(30,200)	13,543	(9,158)	30,904	32,857	561	(30,613)
Foreign currency translation adjustment	(31)	0	(12)	0	16	0	0
Pension liability loss					(293)	(123)	(274)
Total comprehensive income (loss)	$ (30,231)	$ 13,543	$ (9,170)	$ 30,904	$ 32,580	$ 438	$ (30,887)
Weighted average common shares assuming dilution	106,285,072	67,673,884	80,735,661	67,673,884	67,673,884	67,673,884	67,673,884
Basic net income (loss) per share	$ (0.28)	$ 0.20	$ (0.11)	$ 0.46	$ 0.49	$ 0.01	$ (0.45)
Diluted net income (loss) per share	$ (0.28)	$ 0.20	$ (0.11)	$ 0.46	$ 0.49	$ 0.01	$ (0.45)